- Revenue from External Customers by Geographic Areas (Detail) - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016
Segment Reporting Information [Line Items]
Total Revenue	$ 932	$ 1,309	$ 2,160
Total Revenue Rate	100.00%	100.00%	100.00%
North America
Segment Reporting Information [Line Items]
Total Revenue	$ 540	$ 659	$ 893
Total Revenue Rate	58.00%	50.30%	41.30%
EMEA
Segment Reporting Information [Line Items]
Total Revenue	$ 278	$ 461	$ 857
Total Revenue Rate	29.80%	35.20%	39.70%
Latin America
Segment Reporting Information [Line Items]
Total Revenue	$ 15	$ 35	$ 135
Total Revenue Rate	1.60%	2.70%	6.30%
Asia Pacific
Segment Reporting Information [Line Items]
Total Revenue	$ 99	$ 154	$ 275
Total Revenue Rate	10.60%	11.80%	12.70%